Subsequent events (Details) - USD ($) $ in Thousands	Jan. 05, 2024	Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [line items]
Purchase price		$ 1,411,261
Cash paid		$ 1,401,435
Till Payments Inc. ("Till") | Major business combination
Disclosure of non-adjusting events after reporting period [line items]
Percentage of equity interest acquired (in percent)	100.00%
Purchase price	$ 36,905
Cash paid	30,000
Loan receivable	$ 6,905